CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Operating activities
Net income for the period	$ 43,272	$ 68,825	$ 121,820	$ 114,089
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development	66,310	59,235	130,863	121,164
Deferred income and mining taxes	15,069	17,035	25,389	25,914
Loss (gain) on available-for-sale securities and derivative financial instruments	24,139	(534)	23,244	(6,962)
Stock-based compensation	11,296	10,465	27,068	31,491
Foreign currency translation loss (gain)	(11,009)	2,713	4,508	16,778
Other	(1,016)	3,957	2,678	9,892
Adjustment for settlement of environmental remediation	(6,059)		(12,291)
Changes in non-cash working capital balances:
Trade receivables	15,000	6,745	7	48,128
Income taxes (payable) recoverable	24,013	550	43,882	(12,507)
Inventories	(9,295)	(37,667)	2,254	(54,262)
Other current assets	(8,955)	(9,525)	9,855	(5,059)
Accounts payable and accrued liabilities	41,209	51,727	11,357	48,856
Interest payable	(9,892)	(10,705)	(55)	65
Cash provided by operating activities	194,082	162,821	390,579	337,587
Investing activities
Additions to property, plant and mine development	(104,368)	(114,402)	(180,363)	(211,251)
Acquisition of Grayd Resource Corporation (note 13)			(9,322)
Decrease in short-term investments	2,983	1,904	3,562	4,105
Net proceeds on available-for-sale securities and other	30,732	566	30,732	9,330
Purchase of available-for-sale securities		(2,720)	(2,003)	(7,285)
Decrease (increase) in restricted cash	2,034	(1,521)	(133)	(1,029)
Cash used in investing activities	(68,619)	(116,173)	(157,527)	(206,130)
Financing activities
Dividends paid	(30,283)	(23,313)	(60,798)	(49,133)
Repayment of capital lease obligations	(2,744)	(4,186)	(5,856)	(7,239)
Proceeds from long-term debt	255,000	80,000	255,000	80,000
Repayment of long-term debt	(255,000)	(80,000)	(345,000)	(130,000)
Long-term debt financing costs	(327)		(327)
Repurchase of common shares for restricted share unit plan			(12,031)	(3,723)
Common shares issued	4,096	5,319	7,676	15,350
Cash used in financing activities	(29,258)	(22,180)	(161,336)	(94,745)
Effect of exchange rate changes on cash and cash equivalents	(1,211)	49	(693)	678
Net increase in cash and cash equivalents during the period	94,994	24,517	71,023	37,390
Cash and cash equivalents, beginning of period	155,476	108,433	179,447	95,560
Cash and cash equivalents, end of period	250,470	132,950	250,470	132,950
Supplemental cash flow information
Interest paid	23,887	23,075	27,980	26,304
Income and mining taxes paid	$ 1,286	$ 14,537	$ 5,591	$ 49,756